--------------------------------------------------------------------------------

                          NAVIGATOR SECURITIES LENDING
                                 PRIME PORTFOLIO

--------------------------------------------------------------------------------

                                  ANNUAL REPORT



                                DECEMBER 31, 1997

--------------------------------------------------------------------------------
NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT AS OF DECEMBER 31, 1997
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

The Navigator Prime Portfolio (the "Fund") is a special purpose money market fund. 100% of Fund balances are derived from the collateral received from securities lending. Due to the unique characteristics of securities lending balances, the Fund has been managed consistently with the objective of providing liquidity and preserving capital, while investing in high quality instruments and offering competitive returns.

The economic environment in the third quarter showed signs of moderate growth with no apparent inflation pressures, which was consistent with that of the second quarter. However, there were still concerns that a low unemployment rate coupled with increased wage pressure would ultimately make its way to the consumer. These concerns were apparent in the market as many participants held duration's short and the yield curve had built in a premium for a potential rate increase by the Federal Reserve.

While the fourth quarter economic data was a continuation of the previous two quarters, the international markets played an important role in the direction of US markets. The Asian equity markets and their currencies began to show weakness as several years of strong growth created by lenient lending policies and inflated stock prices were corrected in a short time span. Countries such as Hong Kong, Indonesia and Japan had corrections of ten to twenty-five percent. Implications were widespread among US and foreign equity markets as investors evaluated these countries' exposure to Asia. Estimates of the impact of the drop in the Asian equity markets on US GDP are .5% to 1.5%, essentially putting the Federal Reserve on hold until the full ramifications of the Asian crisis can be determined.

Obviously, the portfolio strategy had to be adjusted to accommodate for the change in the economic environment during the second half. The shorter duration carried early in the second half of 1997 was extended in anticipation of a neutral policy by the Federal Reserve and a flattening in the yield curve. The Fund's average maturity was lengthened from forty-six days to the mid fifties by year-end. The yield curve, which had offered an incremental yield pick up of fifty basis points from one month to twelve months, had narrowed to twenty-two basis points. The extension of the portfolio's average maturity was consistent with similar repositioning moves made by other funds tracked in the Donoghues' first tier institutional category and has allowed the Fund to maintain its competitive advantage. The Fund was also able to take advantage of a year-end opportunity provided by the Asian crisis. Pressure provided by the Asian banks' uncertainty to finance themselves over the potentially volatile year-end time frame created a substantial yield opportunity. Many domestic issuers began to sell securities in early December anticipating a Federal Funds rate between ten and eleven percent for year-end however, this never materialized and the portfolio was able to benefit from this situation.

We will continue to manage the Fund to meet objectives of offering competitive returns, adequate liquidity and a stable net asset value.


Robert P. Fort
Portfolio Manager
January 30, 1998

                  NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

   NAME OF ISSUER                                         INTEREST     MATURITY           PRINCIPAL           AMORTIZED
   AND TITLE OF ISSUE                                       RATE         DATE               AMOUNT              COST+
   ------------------                                       ----         ----               ------              ----
COMMERCIAL PAPER - 43.29%
ASSET BACKED SECURITIES  CONSUMER - 4.54%
   Monte Rosa Capital Corp.                                5.840%     01/22/1998       $  79,000,000       $  78,730,873
   Monte Rosa Capital Corp.                                5.840%     01/26/1998          36,000,000          35,854,000
   Monte Rosa Capital Corp.                                5.830%     01/28/1998         100,000,000          99,562,750
   Monte Rosa Capital Corp.                                5.790%     02/10/1998          40,000,000          39,742,667
                                                                                                           -------------
                                                                                                             253,890,290
                                                                                                           -------------
ASSET BACKED SECURITIES DIVERSIFIED - 7.88%
   Asset Securitization Cooperative Corp.                  5.800%     02/13/1998          50,000,000          49,653,611
   Delaware Funding Corp.                                  5.650%     01/13/1998          12,381,000          12,357,682
   Delaware Funding Corp.                                  5.640%     01/16/1998          38,301,000          38,210,993
   Delaware Funding Corp.                                  5.950%     01/16/1998          50,000,000          49,876,042
   Delaware Funding Corp.                                  5.680%     02/11/1998          33,004,000          32,790,501
   Falcon Asset Securitization                             5.880%     01/13/1998          19,675,000          19,636,437
   Falcon Asset Securitization                             5.980%     01/13/1998          17,565,000          17,529,987
   Falcon Asset Securitization                             5.750%     01/14/1998          37,700,000          37,621,720
   Falcon Asset Securitization                             5.980%     01/14/1998           5,740,000           5,727,605
   Falcon Asset Securitization                             5.750%     01/15/1998          23,375,000          23,322,731
   Falcon Asset Securitization                             5.750%     01/20/1998          31,275,000          31,180,089
   Falcon Asset Securitization                             5.850%     01/20/1998          20,000,000          19,938,250
   Falcon Asset Securitization                             6.000%     01/20/1998          18,975,000          18,914,912
   Falcon Asset Securitization                             6.100%     01/20/1998          50,000,000          49,839,028
   Falcon Asset Securitization                             5.745%     01/26/1998          34,370,000          34,232,878
                                                                                                           -------------
                                                                                                             440,832,466
                                                                                                           -------------
AUTOMOTIVE - 2.37%
   Daimler Benz North America                              5.510%     01/22/1998          25,000,000          24,919,646
   Daimler Benz North America                              5.540%     02/26/1998          79,785,000          79,097,430
   Daimler Benz North America                              5.540%     03/12/1998          28,900,000          28,588,683
                                                                                                           -------------
                                                                                                             132,605,759
                                                                                                           -------------
BANK FOREIGN - 10.64%
   Abbey National North America                            5.520%     03/16/1998          25,000,000          24,716,333
   Den Danske Corp.                                        5.570%     01/06/1998          50,000,000          49,961,319
   Den Danske Corp.                                        5.660%     03/05/1998          50,000,000          50,000,000
   Den Danske Corp.                                        5.687%     04/02/1998         150,000,000         150,000,000
   Nordbanken North America Inc.                           5.580%     01/12/1998          50,000,000          49,914,750
   Nordbanken North America, Inc.                          5.770%     03/12/1998          73,217,000          72,395,546
   Toronto Dominion Grand Cayman                           6.750%     01/02/1998         100,000,000         100,000,000
   Toronto Dominion Holdings                               5.540%     02/06/1998          25,000,000          24,861,500
   Woolwich Building                                       5.690%     06/09/1998          75,000,000          73,115,188
                                                                                                           -------------
                                                                                                             594,964,636
                                                                                                           -------------
BANK REGIONAL - 0.18%
National City Corporation                                  5.720%     02/02/1998          10,000,000           9,949,156
                                                                                                           -------------

                                                             2

See Notes to Financial Statements.

                           NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                                      SCHEDULE OF INVESTMENTS
                                        DECEMBER 31, 1997

   NAME OF ISSUER                                         INTEREST     MATURITY           PRINCIPAL           AMORTIZED
   AND TITLE OF ISSUE                                       RATE         DATE               AMOUNT              COST+
   ------------------                                       ----         ----               ------              ----
COMMERICAL PAPER - (CONTINUED)
FINANCE CAPTIVE - 11.57%
   Ford Motor Credit Company                               6.750%     01/02/1998      $  100,000,000       $  99,981,250
   Ford Motor Credit Company                               5.540%     01/09/1998          25,000,000          24,969,222
   General Motors Acceptance Corp.                         5.650%     01/23/1998          75,000,000          74,741,042
   General Motors Acceptance Corp.                         5.530%     02/05/1998          50,000,000          49,731,180
   Grand Metro Capital Corp.                               5.540%     01/07/1998          25,000,000          24,976,917
   Grand Metro Capital Corp.                               5.500%     03/31/1998          50,000,000          49,320,139
   IBM Credit Corp.                                        5.530%     03/18/1998          75,000,000          74,124,417
   Sears Roebuck Acceptance Corp.                          5.650%     01/09/1998          50,000,000          49,937,222
   Sears Roebuck Acceptance Corp.                          5.560%     01/12/1998          50,000,000          49,915,055
   Sears Roebuck Acceptance Corp.                          5.950%     01/13/1998          50,000,000          49,900,833
   Sears Roebuck Acceptance Corp.                          5.950%     02/03/1998          50,000,000          49,727,292
   Sears Roebuck Acceptance Corp.                          5.600%     02/23/1998          50,000,000          49,587,778
                                                                                                           -------------
                                                                                                             646,912,347
                                                                                                           -------------
FINANCE NON-CAPTIVE DIVERSIFIED - 3.92%
   General Electric Capital Corp.                          6.800%     01/02/1998         100,000,000          99,981,111
   General Electric Capital Corp.                          5.710%     01/13/1998          25,000,000          24,952,417
   General Electric Capital Corp.                          5.690%     02/11/1998          30,000,000          29,805,591
   General Electric Capital Corp.                          5.700%     03/11/1998          25,000,000          24,726,875
   General Electric Capital Corp.                          5.525%     03/13/1998          40,000,000          39,564,139
                                                                                                           -------------
                                                                                                             219,030,133
                                                                                                           -------------
INSURANCE - 0.45%
   Prudential Funding Corp.                                5.560%     01/23/1998          25,000,000          24,915,056
                                                                                                           -------------
SOVEREIGN - 1.74%
   Caisse Des D' Amortissement
   De La Depte Sociale                                     5.700%     06/11/1998         100,000,000          97,450,833
                                                                                                           -------------

TOTAL COMMERCIAL PAPER                                                                                     2,420,550,676
                                                                                                           -------------


                                                             3

See Notes to Financial Statements.


                           NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                                      SCHEDULE OF INVESTMENTS
                                        DECEMBER 31, 1997

   NAME OF ISSUER                                         INTEREST     MATURITY           PRINCIPAL           AMORTIZED
   AND TITLE OF ISSUE                                       RATE         DATE               AMOUNT              COST+
   ------------------                                       ----         ----               ------              ----
BANK NOTES - 21.80%
BANK FOREIGN - 2.24%
   Abbey National Treasury                                 5.875%     12/22/1998       $  50,000,000       $  50,008,090
   National Australia Bank                                 5.735%     10/13/1998          25,000,000          24,985,988
   WESTPAC Banking Corp. (a)                               5.660%     04/21/1998          50,000,000          49,994,120
                                                                                                           -------------
                                                                                                             124,988,198
                                                                                                           -------------
BANK MULTINATIONAL - 2.24%
   BankBoston NA                                           5.610%     01/08/1998         100,000,000         100,000,000
   First National Bank of Chicago                          6.140%     05/13/1998          25,000,000          24,992,844
                                                                                                           -------------
                                                                                                             124,992,844
                                                                                                           -------------
BANK REGIONAL - 16.51%
   Branch Banking & Trust Company (a)                      5.650%     03/20/1998          25,000,000          24,997,923
   Branch Banking & Trust Company (a)                      5.690%     12/16/1998          50,000,000          49,990,672
   Comerica Bank (Detroit, Michigan) (a)                   5.635%     06/10/1998          25,000,000          24,994,089
   Comerica Bank (Detroit, Michigan) (a)                   5.643%     11/09/1998          50,000,000          49,974,432
   Corestates Bank NA, Philadelphia (a)                    5.928%     03/20/1998          40,000,000          40,000,000
   First Bank NA (a)                                       5.567%     07/15/1998         100,000,000          99,958,589
   Key Bank of New York (a)                                6.150%     04/15/1998          25,000,000          24,993,208
   Key Bank of New York (a)                                5.620%     08/20/1998          85,000,000          84,963,248
   Key Bank of New York (a)                                5.838%     09/23/1998          70,000,000          69,960,000
   NationsBank NA (a)                                      5.781%     12/21/1998          50,000,000          49,965,029
   Old Kent Bank Trust Company Grand
      Rapids Michigan (a)                                  5.630%     10/14/1998          25,000,000          24,994,106
   Old Kent Bank Trust Company Grand
      Rapids Michigan (a)                                  5.650%     11/19/1998          50,000,000          49,982,797
   PNC Bank NA, Pittsburgh (a)                             6.120%     07/02/1998          40,000,000          39,982,087
   PNC Bank NA, Pittsburgh (a)                             5.620%     08/28/1998          40,000,000          39,987,153
   PNC Bank NA, Pittsburgh (a)                             5.600%     09/23/1998          40,000,000          39,980,165
   United States Bank National Association (a)             5.830%     10/21/1998          52,000,000          51,969,407
   United States Bank National Association (a)             5.830%     11/16/1998          37,000,000          36,974,882
   Wells Fargo & Company (a)                               5.771%     10/05/1998          50,000,000          49,976,441
   Wells Fargo & Company (a)                               5.761%     10/20/1998          70,000,000          69,960,085
                                                                                                           -------------
                                                                                                             923,604,313
                                                                                                           -------------
FINANCE CAPTIVE - 0.36%
   Ford Motor Credit Company (a)                           5.700%     12/23/1998          20,000,000          19,992,470
                                                                                                           -------------
FINANCE NON-CAPTIVE DIVERSIFIED - 0.45%
   CIT Group Holdings, Inc. (a)                            5.640%     11/30/1998          25,000,000          24,988,877
                                                                                                           -------------
TOTAL BANK NOTES                                                                                           1,218,566,702
                                                                                                           -------------


                                                              4

See Notes to Financial Statements.


                           NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                                      SCHEDULE OF INVESTMENTS
                                        DECEMBER 31, 1997

   NAME OF ISSUER                                         INTEREST     MATURITY           PRINCIPAL           AMORTIZED
   AND TITLE OF ISSUE                                       RATE         DATE               AMOUNT              COST+
   ------------------                                       ----         ----               ------              ----
CERTIFICATES OF DEPOSITS - 16.65%
BANK FOREIGN - 15.35%
   Bank of Scotland                                        5.730%     03/18/1998       $  27,000,000       $  27,001,967
   Barclays Bank Plc (a)                                   5.620%     02/20/1998           6,000,000           5,999,088
   Barclays Bank Plc (a)                                   5.600%     02/25/1998          35,000,000          34,996,392
   Barclays Bank Plc (a)                                   5.670%     12/16/1998          25,000,000          24,986,011
   Bayerische Hypotheken-und Wechsel Bank                  5.700%     01/12/1998          45,000,000          44,999,867
   Bayerische Hypotheken-und Wechsel Bank                  5.850%     08/07/1998          25,000,000          24,990,003
   Bayerische Landesbank                                   5.860%     07/17/1998          26,500,000          26,504,704
   Bayerische Landesbank                                   5.775%     07/27/1998          50,000,000          49,996,119
   Bayerische Vereinsbank AG                               5.680%     03/30/1998         100,000,000         100,000,000
   Bayerische Vereinsbank AG                               5.850%     12/18/1998          89,000,000          88,926,339
   Canadian Imperial Bank Commerce                         5.940%     10/23/1998          25,000,000          25,022,725
   Canadian Imperial Bank Commerce                         5.800%     03/31/1998         100,000,000         100,000,000
   Deutsche Bank AG                                        6.170%     05/22/1998          45,000,000          44,995,028
   Deutsche Bank AG                                        5.950%     06/16/1998          57,000,000          57,007,026
   National Westminster Bank                               5.770%     02/27/1998          70,000,000          70,000,000
   Rabobank Nederland N. V.                                6.200%     04/10/1998          27,800,000          27,795,687
   Svenska Handelsbanken, Inc.                             5.550%     01/16/1998          25,000,000          24,942,187
   Union Bank Of Switzerland                               5.840%     02/05/1998          50,000,000          50,006,300
   Westdeutcshe Landesbank Giroz (a)                       5.600%     03/06/1998          30,000,000          29,995,946
                                                                                                           -------------
                                                                                                             858,165,389
                                                                                                           -------------
BANK MULTINATIONAL - 0.89%
   Morgan Guaranty Trust Company of New
     York (a)                                              5.815%     01/13/1998          50,000,000          49,999,135
                                                                                                           -------------
FINANCE CAPTIVE - 0.41%
   General Motors Acceptance Corp.                         7.200%     01/29/1998          23,000,000          23,021,489
                                                                                                           -------------

TOTAL CERTIFICATES OF DEPOSITS                                                                               931,186,013
                                                                                                           -------------
CORPORATE OBLIGATIONS - 9.73%
BANK FOREIGN - 1.79%
   Abbey National Treasury Services (a)                    5.665%     02/13/1998         100,000,000         100,000,000
                                                                                                           -------------
BANK MULTINATIONAL - 0.89%
   Morgan Guaranty Trust Company of New York               5.630%     01/30/1998          50,000,000          49,998,452
                                                                                                           -------------
BANK REGIONAL - 2.06%
   Comerica Bank (Detroit, Michigan)                       5.805%     01/21/1998          25,000,000          24,999,410
   Key Bank of New York                                    5.660%     01/05/1998          20,000,000          19,999,811
   PNC Bank NA, Pittsburgh                                 5.566%     01/09/1998          10,000,000           9,999,847
   PNC Bank NA, Pittsburgh (a)                             5.617%     02/20/1998          60,000,000          59,994,199
                                                                                                           -------------
                                                                                                             114,993,267
                                                                                                           -------------


                                                              5

See Notes to Financial Statements.

                           NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                                      SCHEDULE OF INVESTMENTS
                                        DECEMBER 31, 1997

   NAME OF ISSUER                                         INTEREST     MATURITY           PRINCIPAL           AMORTIZED
   AND TITLE OF ISSUE                                       RATE         DATE               AMOUNT              COST+
   ------------------                                       ----         ----               ------              ----
CORPORATE OBLIGATIONS - (CONTINUED)
FINANCE CAPTIVE - 2.19%
   Caterpillar Financial Services                          5.690%     01/12/1998       $  30,000,000       $  30,000,000
   Ford Motor Credit Company                               6.250%     02/26/1998           8,000,000           8,000,381
   General Motors Acceptance Corp.                         5.375%     03/09/1998           9,900,000           9,850,500
   General Motors Acceptance Corp. (a)                     6.270%     04/17/1998          35,000,000          35,002,441
   General Motors Acceptance Corp. (a)                     5.786%     09/21/1998          30,000,000          29,975,546
   IBM Credit Corp.                                        5.650%     02/27/1998          10,000,000           9,999,297
                                                                                                           -------------
                                                                                                             122,828,165
                                                                                                           -------------
FINANCE NON-CAPTIVE DIVERSIFIED - 1.46%
   Avco Financial Services Inc. (a)                        5.815%     11/17/1998          25,000,000          25,000,000
   CIT Group Holdings, Inc. (a)                            5.610%     01/28/1998          56,500,000          56,496,363
                                                                                                           -------------
                                                                                                              81,496,363
                                                                                                           -------------
INSURANCE - 1.34%
   Tiers Trust (a) (b)                                     5.980%     10/15/2003          75,000,000          75,000,000
                                                                                                           -------------

TOTAL CORPORATE OBLIGATIONS                                                                                  544,316,247
                                                                                                           -------------

                                                             6

See Notes to Financial Statements.



                           NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                                      SCHEDULE OF INVESTMENTS
                                        DECEMBER 31, 1997

   NAME OF ISSUER                                         INTEREST     MATURITY           PRINCIPAL           AMORTIZED
   AND TITLE OF ISSUE                                       RATE         DATE               AMOUNT              COST+
   ------------------                                       ----         ----               ------              ----
TIME DEPOSITS - 9.63%
BANK MULTINATIONAL - 4.47%
   Chase Bank                                              5.000%     01/02/1998      $  100,000,000      $  100,000,000
   Chase Bank                                              6.250%     01/02/1998         150,000,000         150,000,000
                                                                                                           -------------
                                                                                                             250,000,000
                                                                                                           -------------
BANK REGIONAL - 5.16%
   First Union National Bank, Charlotte, North
     Carolina                                              4.500%     01/02/1998          50,000,000          50,000,000
   Pittsburgh National Bank Nassau                         6.750%     01/02/1998          50,000,000          50,000,000
   National City Bank Grand Cayman                         5.000%     01/02/1998          88,194,000          88,194,000
   Wachovia Bank & Trust                                   5.500%     01/02/1998         100,000,000         100,000,000
                                                                                                           -------------
                                                                                                             288,194,000
                                                                                                           -------------

TOTAL TIME DEPOSITS                                                                                          538,194,000
                                                                                                           -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.61%
AGENCY - 1.61%
   Federal Farm Credit Banks (a)                           5.550%     02/03/1998          90,000,000          89,994,813
                                                                                                           -------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                                  89,994,813
                                                                                                           -------------

                                                             7

See Notes to Financial Statements.

                           NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                                      SCHEDULE OF INVESTMENTS
                                        DECEMBER 31, 1997

   NAME OF ISSUER                                         INTEREST     MATURITY           PRINCIPAL           AMORTIZED
   AND TITLE OF ISSUE                                       RATE         DATE               AMOUNT              COST+
   ------------------                                       ----         ----               ------              ----
VARIABLE RATE MEDIUM TERM NOTES - 1.25%
BANK REGIONAL - 1.25%
   NationsBank Corporation (a)                             5.828%     12/01/1998       $  40,000,000    $     40,000,000
   NationsBank Corporation (a)                             5.887%     12/14/1998          30,000,000          30,000,000
                                                                                                        ----------------

TOTAL VARIABLE RATE MEDIUM TERM NOTES                                                                         70,000,000
                                                                                                        ----------------

TOTAL INVESTMENTS --103.96%                                                                                5,812,808,451
OTHER ASSETS LESS LIABILITIES --(3.96)%                                                                    (221,397,294)
                                                                                                        ----------------
NET ASSETS -- 100.0%                                                                                    $  5,591,411,157
                                                                                                        ----------------
                                                                                                        ----------------

+    See note 2 to the financial statements.
(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 1997. Maturity date shown represents actual maturity date of security. The effective maturity date determined by the next reset date falls within the guidelines of Rule 2a-7.
(b) Pursuant to Rule 144A of the Securities Act of 1933, the security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, this security amounted to $75,000,000 or 1.34% of the Fund's net assets.

See Notes to Financial Statements.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

--------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost . . . . .         $  5,812,808,451
Cash . . . . . . . . . . . . . . . . . . . . . . . . .                      682
Interest receivable. . . . . . . . . . . . . . . . . .               29,927,061
Deferred organization expense. . . . . . . . . . . . .                  131,865
Prepaid insurance. . . . . . . . . . . . . . . . . . .                   13,490
                                                               ----------------
     Total Assets. . . . . . . . . . . . . . . . . . .            5,842,881,549
                                                               ----------------

LIABILITIES:
Payable for investments purchased. . . . . . . . . . .              250,233,411
Dividend Payable . . . . . . . . . . . . . . . . . . .                  891,462
Advisory fee payable . . . . . . . . . . . . . . . . .                  156,972
Administration fee payable . . . . . . . . . . . . . .                   69,177
Custodian fee payable. . . . . . . . . . . . . . . . .                   31,057
Transfer agent fee payable . . . . . . . . . . . . . .                   27,917
Trustees fees payable. . . . . . . . . . . . . . . . .                    8,044
Other accrued expenses and liabilities . . . . . . . .                   52,352
                                                               ----------------
     Total Liabilities . . . . . . . . . . . . . . . .              251,470,392
                                                               ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . .         $  5,591,411,157
                                                               ----------------
                                                               ----------------

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
     5,591,412,802 shares issued and outstanding . . .         $      5,591,413
Capital paid in excess of par. . . . . . . . . . . . .            5,585,821,389
Accumulated net realized loss on investments . . . . .                  (1,645)
                                                               ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . .         $  5,591,411,157
                                                               ----------------
                                                               ----------------

Net asset value, offering, and redemption
 price per share . . . . . . . . . . . . . . . . . . .                   $ 1.00
                                                                         ------
                                                                         ------

See Notes to financial statements.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . .         $    249,120,173
                                                               ----------------

EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . . .                  770,265
Administration fee . . . . . . . . . . . . . . . . . .                  355,777
Custodian fee. . . . . . . . . . . . . . . . . . . . .                  153,783
Insurance expense. . . . . . . . . . . . . . . . . . .                  146,219
Transfer agent fee . . . . . . . . . . . . . . . . . .                   91,621
Trustees fees. . . . . . . . . . . . . . . . . . . . .                   40,823
Amortization of organization expenses. . . . . . . . .                   39,162
Audit fee. . . . . . . . . . . . . . . . . . . . . . .                   28,900
Legal fee. . . . . . . . . . . . . . . . . . . . . . .                   19,972
Miscellaneous expense. . . . . . . . . . . . . . . . .                    3,329
                                                               ----------------

     Total expenses. . . . . . . . . . . . . . . . . .                1,649,851
                                                               ----------------
Net investment income. . . . . . . . . . . . . . . . .              247,470,322
                                                               ----------------

NET REALIZED LOSS ON INVESTMENTS
Net realized loss on investments . . . . . . . . . . .                  (2,714)
                                                               ----------------

Net increase in net assets resulting from operations .         $    247,467,608
                                                               ----------------
                                                               ----------------


See notes to financial statements.
                                        10

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                                     MAY, 15 1996*
                                                                  YEAR ENDED            THROUGH
                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . .    $     247,470,322     $     61,100,394
Net realized gain (loss) on investments. . . . . . . . . .               (2,714)               1,322
                                                              -----------------     ----------------

Net increase in net assets resulting from operations . . .          247,467,608           61,101,716
                                                              -----------------     ----------------

DISTRIBUTIONS FROM:
     Net investment income . . . . . . . . . . . . . . . .         (247,470,322)         (61,100,647)
                                                              -----------------     ----------------

Net decrease in net assets from distributions. . . . . . .         (247,470,322)         (61,100,647)
                                                              -----------------     ----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold. . . . . . . . . . . . . . . . .       27,389,659,804        9,723,270,848
Issued to shareholders in reinvestment of dividends. . . .          246,578,860           61,100,647
Cost of redemptions  . . . . . . . . . . . . . . . . . . .      (24,922,725,873)      (6,906,481,384)
                                                              -----------------     ----------------

     Net increase in net assets from Fund share transactions      2,713,512,791        2,877,890,111
                                                              -----------------     ----------------

Net increase in net assets . . . . . . . . . . . . . . . .        2,713,510,077        2,877,891,180

NET ASSETS:
Beginning of period (See Note 7) . . . . . . . . . . . . .        2,877,901,080                9,900
                                                              -----------------     ----------------
End of period        . . . . . . . . . . . . . . . . . . .    $   5,591,411,157     $  2,877,901,080
                                                              -----------------     ----------------
                                                              -----------------     ----------------


* Commencement of investment operations

See notes to financial statements.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------

                                                                                      FOR THE PERIOD
                                                                                       MAY 15, 1996*
                                                                  YEAR ENDED             THROUGH
                                                               DECEMBER 31, 1997     DECEMBER 31, 1996
                                                               -----------------     -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period . . . . . . . . . . .         $      1.000         $      1.000
                                                                   ------------         ------------
     Net investment income . . . . . . . . . . . . . . . .               0.0560               0.0342
     Distributions from net investment income  . . . . . .              (0.0560)             (0.0342)
                                                                   ------------         ------------
Net asset value, end of period . . . . . . . . . . . . . .         $      1.000         $      1.000
                                                                   ------------         ------------
                                                                   ------------         ------------

TOTAL INVESTMENT RETURN (a). . . . . . . . . . . . . . . .                5.75%                3.47%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets. . . . . . . . . .                0.04%              0.06%(b)(c)
Ratio of net investment income to average net assets . . .                5.62%              5.47%(b)(c)
Net assets, end of period (in millions). . . . . . . . . .              $5,591               $2,878

*    Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b)  Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.

See notes to financial statements.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1.  ORGANIZATION AND FUND DESCRIPTION

The Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
Navigator Securities Lending Government Portfolio, Navigator Securities Lending Prime Portfolio and Navigator Securities Lending Short-Term Bond Portfolio. Currently, only Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. Participation in the Trust is limited to participants in the Global Securities Lending Program.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, State Street global Advisors, a division of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs are being amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held, and excise tax on income and capital gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND COMPENSATION PAID TO AFFILIATES

State Street Bank and Trust Company serves as the Fund's Administrator, Adviser, Custodian, and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4.  TRUSTEE FEES

The Trust pays each trustee who is not an officer or employee of the Fund's Investment Adviser or Administrator $3,750 for each meeting of the Board of Trustees. Each trustee is reimbursed for out of pocket and travel expenses.

5.  INVESTMENT TRANSACTIONS

At December 31, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

6.  BENEFICIAL INTEREST

At December 31, 1997, there were four shareholders who each owned over 5% of the Fund's outstanding shares, amounting to 34% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period March 21, 1996 to May 15, 1996 the Fund had no operations other than those related to organizational matters, including the initial capital contribution of $9,900 and the issuance of 9,900 shares. There were no additional transactions until regular investment operations commenced on May 15, 1996.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees
and Shareholders of the
Navigator Securities Lending
Prime Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Navigator Securities Lending Prime Portfolio (the "Fund") at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Boston, MA
February 12, 1998